Earnings per share	3 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Earnings per share	Earnings per share

	For the three months ended March 31,
	2024	2023
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	34.5	41.2
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	163.2	174.5
Basic earnings per share	€0.21	€0.24

For the three months period ended March 31, 2024, the number of shares in both basic and diluted earnings per share calculations has been adjusted to include 292,687 shares to be issued in future periods as performance conditions have been met. The diluted earnings per share calculation also includes an estimate of 109,322 potential ordinary shares, calculated using the treasury method, on long term incentive plans contingent on service only. There are no adjustments to the profit for the period attributable to equity owners of the parent.

	For the three months ended March 31,
	2024	2023
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	34.5	41.2
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	163.3	174.5
Diluted earnings per share	€0.21	€0.24